Fair value measurements (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of contractual maturities of financial liabilities

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Convertible debentures	21,000	—	—	—	—	21,000
Trade and other payables	1,247	—	—	—	—	1,247
Total	$22,247	$—	$—	$—	$—	$22,247

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

September 30, 2025

	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Convertible debentures	—	10,404	—	—	—	10,404
Trade and other payables	2,147	—	—	—	—	2,147
Total	$2,147	$10,404	$—	$—	$—	$12,551